CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 25, 2017	Jun. 26, 2016
Statement of Financial Position [Abstract]
Allowance for bad debts accounts	$ 249	$ 198
Common Stock, Par Value	$ 0.01	$ 0.01
Common Stock, Shares Authorized	26,000,000	26,000,000
Common Stock, Shares Issued	17,786,049	17,460,951
Common Stock, Shares Outstanding	10,666,649	10,341,551
Treasury Stock, shares	7,119,400	7,119,400